Document and Entity Information	9 Months Ended
Jun. 30, 2025
Document and Entity Information
Document Type	S-1
Entity Registrant Name	APPLIED DNA SCIENCES INC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000744452
Amendment Flag	false